361 MANAGED FUTURES STRATEGY FUND
Investor Class

(Ticker Symbol: AMFQX)

Class I Shares

(Ticker Symbol: AMFZX)

361 GLOBAL MANAGED FUTURES STRATEGY FUND
Investor Class

(Ticker Symbol: AGFQX)

Class I Shares

(Ticker Symbol: AGFZX)

361 MACRO OPPORTUNITY FUND
Investor Class

(Ticker Symbol: AGMQX)

Class I Shares

(Ticker Symbol: AGMZX)

Each a series of Investment Managers Series Trust

Supplement dated September 28, 2018, to the

Prospectus and Statement of Additional Information (“SAI”),

both dated March 1, 2018, as supplemented.

Effective October 1, 2018 (the “Effective Date”), Clifford Stanton will no longer serve as a portfolio manager to the 361 Managed Futures Strategy Fund (the “361 Managed Fund”), the 361 Global Managed Futures Strategy Fund (the “361 Global Managed Fund”) and the 361 Macro Opportunity Fund (the “361 Macro Fund”). Accordingly, as of the Effective Date, all references in the Prospectus and SAI to Mr. Stanton are hereby deleted in their entirety. Blaine Rollins, Aditya Bhave, Jason Leupold, John Riddle and Randall Bauer will continue to serve as portfolio managers of the 361 Managed Fund. Messrs. Rollins, Bhave, Leupold and Riddle will continue to serve as portfolio managers of the 361 Global Managed Fund. Messrs. Rollins, Bhave and Leupold will continue to serve as portfolio managers of the 361 Macro Fund.

Please file this Supplement with your records.